Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets
NOTE 7: INTANGIBLE ASSETS
The change in intangible assets is broken down as follows, per class of assets:

(€’000)	Goodwill	In-process research and development	Development costs	Patents, licenses, trademarks	Software	Total
Cost:
At 1 January 2018	914	34,854	1,084	13,337	111	50,300
Additions	—	—	—	877	55	932
Currency translation adjustments	(31)	(1,177)	—	—	—	(1,208)
Divestiture	—	—	—	—	(2)	(2)
At 31 December 2018	883	33,677	1,084	14,214	164	50,022
Additions	—	—	—	181	46	227
Currency translation adjustments	—	—	—	—	—	—
Divestiture	—	—	—	(1,493)	(30)	(1,523)
At 31 December 2019	883	33,678	1,084	12,903	179	48,726

Accumulated amortization
At 1 January 2018	—	—	(345)	(13,337)	(110)	(13,792)
Amortization charge	—	—	(66)	(1)	(0)	(68)
Divestiture	—	—	—	—	2	2
At 31 December 2018	—	—	(411)	(13,338)	(109)	(13,858)
Amortization charge	—	—	(66)	(92)	(12)	(169)
Divestiture	—	—	—	1,493	8	1,501
Impairment (non-recurring loss)	—	—	—	—	—	—
At 31 December 2019	—	—	(477)	(11,938)	(112)	(12,527)

Net book value
Cost	883	33,677	1,084	14,214	164	50,022
Accumulated amortization	—	—	(411)	(13,338)	(109)	(13,858)
At 31 December 2018	883	33,677	673	876	55	36,164

Cost	883	33,678	1,084	12,903	179	48,726
Accumulated amortization	—	—	(477)	(11,938)	(112)	(12,527)
At 31 December 2019	883	33,678	607	965	66	36,199

The capitalized development costs relate to the development of C-Cath ez
. Since May 2012 and the CE marking of C-Cath
ez
, the development costs of C-Cath
ez
are capitalized and amortized over the estimate residual intellectual property protection as of the CE marking (ie. until 2029). No other development costs have been capitalized up till now. All other programs (ao.
C-Cure,
CYAD-01,
CYAD-02,
CYAD-101…)
related development costs have been assessed as not being eligible for capitalization and have therefore been recognized in the income statement as research and development expenses. Software is amortized over a period of 3 to 5 years.
Goodwill,
In-process
R&D, Patents, Licenses and Trademarks relate to the following items:

•
Goodwill and
In-process
research and development resulted from the purchase price allocation exercise performed for the acquisition of Oncyte LLC in 2015. As of balance sheet date, Goodwill and
In-Process
Research and Development are not amortized but tested for impairment.

•
A license, granted in August 2007 by Mayo Clinic (for an amount of €9.5 million) upon the Group’s inception and an extension to the licensed field of use, granted on October 29, 2010 for a total amount of €2.3 million. The license and its extension were amortized straight line over a period of 20 years, in accordance with the license term. A €6.0 million impairment loss has been recognized on the remaining net book value in the year ended 31 December 2017.

•
Patents acquired upon the acquisition of CorQuest LLC in November 2014. The fair value of these intellectual rights was then determined to be €1.5 million. These patents were amortized over 18 years, corresponding to the remaining intellectual property protection filed for the first patent application in 2012. A €1.2 million impairment loss has been recognized on the remaining net book value in the year ended 31 December 2017. On November 22, 2019 the
Heart-XS
(CorQuest patents) patents and related rights have been divested to Corquest MedTech SRL, a third-party company established under Belgian laws, whose one of the founders is one of the technology developers, prior its sale to Celyad SA).

•
Exclusive Agreement for Horizon Discovery’s shRNA Platform to develop next-generation allogenic
CAR-T
Therapies acquired for $1.0 million end of December 2018. In October 2019, the Group capitalized the milestone payments for a total amount of $0.2 million related to the exercise of the option on the Exclusive Agreement and to the first effective IND, filed by the Group, relating to the product
CYAD-02.
This patent is amortized over the remaining period of 10 years, corresponding to the remaining intellectual property protection of 20 years, filed for the first patent application in 2008.

The Immuno-oncology cash generating unit (CGU) reach a net book value of €35.5 million at balance sheet date. This CGU is composed by:

•	the goodwill and In-process R&D resulting from the purchase price allocation exercise performed for the acquisition of Oncyte LLC in 2015, and;

•	the Horizon Discovery’s shRNA platform.
The variance on the total intangible assets as of December 31, 2019 resulted primarily from the regular amortization of C-Cath ez
costs and the Group’s Patents & Licenses.
Impairment testing
Impairment testing is detailed below.
Immuno-oncology CGU impairment test
4
Goodwill and
In-process
research and development (IPRD) exclusively relate to the acquisition of the former entity Oncyte LLC (meanwhile liquidated into Celyad SA) which was acquired in 2015. Management performs an annual impairment test on goodwill and on ‘indefinite lived assets’ that are not amortized in accordance with the accounting policies stated in note 3. The impairment test has been performed at the level the immuno-oncology segment corresponding to the CGU to which the goodwill and the IPRD belong as well as the Horizon Discovery’s shRNA platform. The recoverable amount has been calculated based on the fair value less costs to sell model, which requires the use of assumptions. The calculations use cash flow projections based on
11-year
period business plan based on probability of success of
CYAD-01
and
CYAD-101
product candidates as well as extrapolations of projected cash flows resulting from the future expected sales associated with
CYAD-01
and
CYAD-101.
CGU recoverable value, determined accordingly, exceeds its carrying amount. Accordingly, no impairment loss was recognized neither on goodwill, on the IPRD nor on the Horizon Discovery’s shRNA platform intangible assets at balance sheet date.
Management’s key assumptions about projected cash flows when determining fair value less costs to sell are as follows:

• Discount rate (WACC)	14.6% (13,9% in 2018), in line with industry standards for biotechnological companies and WACC used by Equity Research companies following the Group

4	The uncertainly raised by the COVID-19 pandemic is not impacting impairment testing. Although there are lot of uncertainties, it does not impact the Group’s assets valuation as of December 31, 2019.

• Sales revenue growth in the Terminal Value	a decline of 25% of the estimated product revenue has been considered in the Terminal Value (for infinite extrapolation purposes)

• Probabilities of Success (PoS)	based on Clinical Development Success Rates observed for the period 2006-2015 determined by independent business intelligence consulting companies for hematologic and solid oncological diseases. Probability of the Group’s product candidates getting on the market used were in line with prior year and as follows:

PoS	Phase I	Phase I to II	Phase II to III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-01 CYAD-101	100%	63%	26%	45%	83%	6.3%
The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. The following table presents the sensitivity analyses of the recoverable amount of the CGU associated to the immuno-oncology operations:

Sensitivity analysis		Discount rate (WACC)
Terminal Revenue Growth rate	Impact on model value	14.6%	15.3%	16.0%
	-35%	-12%	-20%	-27%
	-30%	-7%	-15%	-23%
	-25%	Model Reference	-9%	-17%
Even at the lower terminal revenue growth and higher discount rate, the recoverable value of the CGU exceeds its carrying amount at balance sheet date.
C-Cure
impairment test
Pursuant to 2017 strategic decision to focus all the efforts of the Group on the development of the immuno-oncology platform and the lack of strategic business development opportunities identified for the
C-Cure
(Mayo Licenses), this asset had been fully impaired as of December 31, 2017. CGU’s recoverable amounts being confirmed to be zero at current year-end,
the 100% impairment allowance has been carried forward at balance sheet date.